UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05379

Name of Fund: Royce Focus Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2004

Date of reporting period: 9/30/2004

Item 1 - Schedule of Investments
Portfolio of Investments

Royce Focus Trust, Inc.
September 30, 2004

ROYCE FOCUS TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 95.2%
	SHARES	VALUE

Consumer Products - 6.8%
Sports and Recreation - 2.3%
Winnebago Industries	65,000	$2,251,600

Other Consumer Products - 4.5%
Matthews International Cl. A	42,500	1,439,900
RC2 Corporation a	40,000	1,316,000
Yankee Candle Company a	60,000	1,737,600

		4,493,500

Total		6,745,100

Consumer Services - 4.5%
Direct Marketing - 2.8%
Nu Skin Enterprises Cl. A	119,900	2,818,849

Retail Stores - 1.7%
Big Lots a	60,000	733,800
Pier 1 Imports	50,000	904,000

		1,637,800

Total		4,456,649

Financial Intermediaries - 8.6%
Insurance - 6.7%
Alleghany Corporation a	12,546	3,423,804
ProAssurance Corporation a,b	47,155	1,651,368
White Mountains Insurance Group	3,000	1,578,000

		6,653,172

Other Financial Intermediaries - 1.9%
TSX Group	50,000	1,821,774

Total		8,474,946

Financial Services - 5.8%
Information and Processing - 2.8%
eFunds Corporation a	150,000	2,788,500

Investment Management - 3.0%
Gabelli Asset Management Cl. A	41,500	1,778,275
U.S. Global Investors Cl. A a,b	345,605	1,137,041

		2,915,316

Total		5,703,816

Health - 11.1%
Commercial Services - 2.2%
Bruker BioSciences a	635,000	2,197,100

Drugs and Biotech - 7.1%
Endo Pharmaceuticals Holdings a	114,900	2,109,564
Lexicon Genetics a	300,000	1,977,000
Myriad Genetics a,b	75,000	1,282,500
Orchid BioSciences a,b	200,000	1,606,000

		6,975,064

Medical Products and Devices - 1.8%
Arrow International	60,000	1,794,000

Total		10,966,164

Industrial Products - 19.9%
Building Systems and Components - 3.9%
Simpson Manufacturing	60,000	3,792,000

Construction Materials - 3.4%
Florida Rock Industries	67,500	3,306,825

Machinery - 6.5%
Lincoln Electric Holdings	75,000	2,352,000
Pason Systems	100,000	2,455,641
Woodward Governor Company	24,400	1,646,756

		6,454,397

Metal Fabrication and Distribution - 6.1%
IPSCO	100,000	2,805,000
Schnitzer Steel Industries Cl. A	100,000	3,235,000

		6,040,000

Total		19,593,222

Industrial Services - 7.0%
Commercial Services - 3.4%
Carlisle Holdings a,b	300,000	1,908,000
West Corporation a,b	50,000	1,456,500

		3,364,500

Engineering and Construction - 2.3%
Dycom Industries a,b	80,000	2,271,200

Industrial Distribution - 1.3%
Ritchie Bros. Auctioneers	40,000	1,226,000

Total		6,861,700

Natural Resources - 22.3%
Energy Services - 10.9%
Ensign Resource Service Group	150,000	2,744,517
Input/Output a,b	325,000	3,350,750
Tesco Corporation a	150,000	1,617,000
Trican Well Service a	80,000	3,034,973

		10,747,240

Precious Metals and Mining - 11.4%
Glamis Gold a	180,000	3,371,400
Goldcorp	200,000	2,772,000
Hecla Mining Company a,b	400,000	2,976,000
Meridian Gold a,b	130,000	2,173,600

		11,293,000

Total		22,040,240

Technology - 9.2%
Components and Systems - 2.6%
Lowrance Electronics	56,100	1,375,572
Richardson Electronics	120,000	1,153,200

		2,528,772

IT Services - 1.3%
Syntel	80,000	1,322,400

Semiconductors and Equipment - 2.1%
CEVA a,b	124,200	981,180
Exar Corporation a,b	75,000	1,062,000

		2,043,180

Software - 3.2%
ManTech International Cl. A a	75,000	1,404,000
PLATO Learning a,b	100,000	884,000
Transaction Systems Architects Cl. A a	50,000	929,250

		3,217,250

Total		9,111,602

TOTAL COMMON STOCKS
(Cost $62,454,118)		93,953,439

	PRINCIPAL
	AMOUNT

CORPORATE BONDS - 1.5%
E*TRADE Financial 6.00% Conv. Sub Note due 2/1/07	$ 1,500,000	1,530,000

TOTAL CORPORATE BONDS
(Cost $1,225,584)		1,530,000

GOVERNMENT BONDS - 6.9%
New Zealand 6.50%, due 02/15/06	10,000,000	6,780,232

TOTAL GOVERNMENT BONDS
(Cost $5,887,986)		6,780,232

U.S. TREASURY OBLIGATIONS - 10.0%
U.S. Treasury Notes 1.50%, due 3/15/06	10,000,000	9,869,530

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,982,383)		9,869,530

REPURCHASE AGREEMENT - 11.7%
State Street Bank & Trust Company 1.30% dated 9/30/04, due 10/1/04, maturity value $11,517,416 (collateralized by Federal National Mortgage Association 1.875% due at 12/15/04, valued at $11,750,823) (Cost $11,517,000)		11,517,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 7.3%
U.S. Treasury Bonds 7.25% - 13.25% due 8/15/13-8/15/19		498,259
Money Market Funds State Street Navigator Securities Lending Prime Portfolio		6,727,267

Total (Cost $7,225,526)		7,225,526

TOTAL INVESTMENTS - 132.6%
(Cost $98,292,597)		130,875,727

LIABILITIES LESS CASH AND OTHER ASSETS - (7.3)%		(7,192,943)

PREFERRED STOCK - (25.3)%		(25,000,000)

NET ASSETS APPLICABLE TO
COMMON STOCKHOLDERS - 100.0%		$98,682,784

a	Non-income producing.

b	A portion of these securities were on loan at September 30, 2004. Total market value of loaned securities at September 30, 2004 was $7,100,140.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $98,582,654. At September 30, 2004 net unrealized appreciation for all securities was $32,293,073, consisting of aggregate gross unrealized appreciation of $33,180,339 and aggregate gross unrealized depreciation of $887,266. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold and amortization of discount for book and tax purposes.

Valuation of investments:
Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq are valued at their last reported sales price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders.
This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal controls over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal controls over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Focus Trust, Inc.
By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Focus Trust, Inc.
Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Focus Trust, Inc.
Date: November 29, 2004

By: /s/ John D. Diederich

John D. Diederich
Treasurer, Royce Focus Trust, Inc.
Date: November 29, 2004